SCHEDULE OF TRADE NOTES AND ACCOUNTS RECEIVABLE (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Trade Notes And Accounts Receivable
Trade notes	¥ 3,178	¥ 572	¥ 5,671
Accounts receivable	127,345	181,450	132,265
Less: allowance for credit losses	(233)	(214)
Trade notes and accounts receivable, net	¥ 130,290	¥ 181,808	¥ 137,936